U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of Issuer:  Gradison Custodian Trust
                                 580 Walnut Street
                                 Cincinnati, Ohio 45202

2.  Name of each series or class of funds for which this notice is filed:

    Gradison-McDonald Government Income Fund

3.  Investment Company Act File Number:  811-5198

    Securities Act File Number: 33-14949

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                         [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable: N.A.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                     $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  5,689,960 shares    $69,790,921

9. Number and aggregate sale price of securities sold during the fiscal year:

                  2,562,741 shares    $32,626,195

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  2,562,741 shares   $32,626,195

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                    774,962 shares    $ 9,872,425

12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):       $ 32,626,195
                                                               ____________

    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                         +  9,872,425
                                                               ____________

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):              - 42,498,620
                                                               ____________

    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):             +  0
                                                              ____________
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus       0
          line (iv)] (if applicable):                         ____________

    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation (see instruction c.6):                   X 1/2900
                                                              ____________

    (vii) Fee due [line (i) or line (v) multiplied by line         $0
          (vi)]:                                             =============

13. Check box if fees are being remitted to the Commissioner's lockbox depository as described in section 3a of the Commissioner's Rules of Informal and Other Procedures
    (17 CFR 202.3a).
                                                 [  ]
    Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository: N/A

                           SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)* /S/ Richard M. Wachterman

                              Secretary



    Date: February 21, l996